4. Trade Receivables (Details 1)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Balance at the beginning of the year	3,559,207	2,987,733	$ 571,292
Provision for the year	2,290,370	4,118,618	367,630
Write-offs	(3,037,643)	(3,547,144)	(487,575)
Balance at the end of the year	(2,811,934)	3,559,207	$ 451,347